CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Sales of commodities		$ 5,465.4	$ 7,595.2	$ 5,728.0
Fees from midstream services		1,193.2	1,021.3	586.7
Total revenues		6,658.6	8,616.5	6,314.7
Costs and expenses:
Product purchases		4,837.6	6,992.7	5,098.7
Operating expenses		540.0	487.3	414.8
Depreciation and amortization expenses		677.1	351.0	271.9
General and administrative expenses		161.7	148.0	151.5
Provisional goodwill impairment		290.0	0.0	0.0
Other operating (income) expense		(7.1)	(3.0)	9.6
Income from operations		159.3	640.5	368.2
Other income (expense):
Interest expense, net		(231.9)	(147.1)	(134.1)
Equity earnings (loss)		(2.5)	18.0	14.8
Loss from financing activities		(10.1)	(12.4)	(14.7)
Other		(26.6)	(8.0)	15.3
Income (loss) before income taxes		(111.8)	491.0	249.5
Income tax (expense) benefit:
Current		(15.0)	(72.4)	(42.8)
Deferred		(24.6)	4.4	(5.4)
Income tax expense total		(39.6)	(68.0)	(48.2)
Net income (loss)		(151.4)	423.0	201.3
Less: Net income (loss) attributable to noncontrolling interests		(209.7)	320.7	136.2
Net income available to common shareholders		$ 58.3	$ 102.3	$ 65.1
Net income available per common share - basic (in dollars per share)		$ 1.09	$ 2.44	$ 1.56
Net income available per common share - diluted (in dollars per share)		$ 1.09	$ 2.43	$ 1.55
Weighted average shares outstanding - basic (in shares)		53.5	42.0	41.6
Weighted average shares outstanding - diluted (in shares)	[1]	53.6	42.1	42.1

[1]	For the year ended December 31, 2015 approximately 55,907 shares were excluded from the computation of diluted earnings attributable to common shares because the inclusion of such shares would have been anti-dilutive.